6. Leases (Details 5) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease undiscounted cash flows	$ 1,320,873
Operating lease discount effect of cash flows	(57,700)
Operating lease liabilities	1,263,173	$ 0
Finance lease undiscounted cash flows	106,179
Finance lease discount effect of cash flows	(6,356)
Finance lease liabilities	$ 99,823	$ 266,747